Schedule H, line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 200
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Schedule of Delinquent Participant Contribution

Participant Contributions Transferred Late to Plan	Total that Constitute Nonexempt Prohibited Transaction			Total Fully Corrected Under VFCP and PTE 2002-51
Check here if Late Participant Loan Repayments are included: ❑	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP
	$ 0	$ 7*	$ 0	$ 0

*All delinquent contributions, adjusted for earnings, have been contributed to the Plan.